Summary Of TSYS Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 87,764	$ 82,924
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	79,859	76,110
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 7,905	$ 6,814